Financial risk management (Details Narrative) $ in Millions	Dec. 31, 2021 ARS ($) USD ($)	Dec. 31, 2020 ARS ($) USD ($)
Exchange rate	102.72	84.15
Delinquent trade receivables	$ 10,409.5	$ 12,504.4
Allowances	6,006.3	6,947.9
Financial assets	$ 15,450.8	$ 3,352.3